Pension And Other Postretirement Employee Benefits Plans (Schedule Of Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Healthcare Eligibility [Line Items]
Effect on accumulated postretirement obligation, 1-Percentage Point Increase	$ 117
Effect on accumulated postretirement obligation, 1-Percentage Point Decrease		(97)
Effect on postretirement benefits cost, 1-Percentage Point Increase	7
Effect on postretirement benefits cost, 1-Percentage Point Decrease		$ (6)
Not Medicare Eligible [Member]
Healthcare Eligibility [Line Items]
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022
Medicare Eligible [MEmber]
Healthcare Eligibility [Line Items]
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021